City Holding Company (Parent Company Only) Financial Information	12 Months Ended
Dec. 31, 2014
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
City Holding Company (Parent Company Only) Financial Information
CITY HOLDING COMPANY (PARENT COMPANY ONLY) FINANCIAL INFORMATION

Condensed Balance Sheets

The following table presents the condensed balance sheets of City Holding Company, parent company only (in thousands):

	December 31
	2014	2013

Assets
Cash	$12,521	$28,423
Securities available-for-sale	3,212	4,673
Investment in subsidiaries	380,348	373,886
Deferred tax asset	1,436	2,990
Fixed assets	9	10
Other assets	16,629	519
Total Assets	$414,155	$410,501

Liabilities
Junior subordinated debentures	$16,495	$16,495
Dividends payable	6,062	5,828
Accrued interest payable	26	25
Other liabilities	719	530
Total Liabilities	23,302	22,878

Shareholders’ Equity	390,853	387,623
Total Liabilities and Shareholders’ Equity	$414,155	$410,501

Junior subordinated debentures represent the Parent Company’s amounts owed to City Holding Capital Trust III.

Condensed Statements of Comprehensive Income

The following table presents the condensed statements of comprehensive income of City Holding Company, parent company only (in thousands):

	Year Ended December 31
	2014	2013	2012

Income
Dividends from subsidiaries	$46,050	$46,317	$41,422
Investment securities gains	1,130	89	1,134
Other income	65	66	65
	47,245	46,472	42,621
Expenses
Interest expense	605	617	661
Other expenses	849	2,352	533
	1,454	2,969	1,194
Income Before Income Tax (Benefit) Expense and Equity in Undistributed Net Income (Excess Dividends) of Subsidiaries	45,791	43,503	41,427
Income tax (benefit) expense	(231)	(1,050)	2
Income Before Equity in Undistributed Net Income (Excess Dividends) of Subsidiaries	46,022	44,553	41,425
Equity in undistributed net income (excess dividends) of subsidiaries	6,940	3,662	(2,480)
Net Income	$52,962	$48,215	$38,945

Total Comprehensive Income	$53,793	$44,647	$41,430

Condensed Statements of Cash Flows

The following table presents the condensed statements of cash flows of City Holding Company, parent company only (in thousands):

	Year Ended December 31
	2014	2013	2012
Operating Activities
Net income	$52,962	$48,215	$38,945
Adjustments to reconcile net income to net cash provided by operating activities:
Realized investment securities gains	(1,130)	(89)	(1,134)
Amortization and accretion	—	5	19
Stock based compensation	200	205	224
Depreciation	1	1	1
Change in other assets	(16,110)	1,656	740
Change in other liabilities	2,146	(236)	1,136
(Equity in undistributed net income) excess dividends of subsidiaries	(4,441)	(3,662)	2,480
Net Cash Provided by Operating Activities	33,628	46,095	42,411

Investing Activities
Purchases of available for sale securities	—	—	(403)
Proceeds from sales of available for sale securities	2,334	137	2,473
Acquisition of Community Financial Corporation	—	(12,708)	—
Acquisition of Virginia Savings Bank	—	—	(4,672)
Net Cash Used in Investing Activities	2,334	(12,571)	(2,602)

Financing Activities
Dividends paid	(24,487)	(22,878)	(20,710)
Purchases of treasury stock	(27,957)	—	(7,915)
Exercise of stock options	580	3,428	544
Net Cash Used in Financing Activities	(51,864)	(19,450)	(28,081)
Increase in Cash and Cash Equivalents	(15,902)	14,074	11,728
Cash and cash equivalents at beginning of year	28,423	14,349	2,621
Cash and Cash Equivalents at End of Year	$12,521	$28,423	$14,349